ACCOUNTS RECEIVABLE, NET (Tables)	3 Months Ended
Mar. 31, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	As of
	March 31, 2025	December 31, 2024
Trade receivables	$179,835	$152,471
Less: allowance for credit losses	(15,030)	(15,206)
Total	$164,805	$137,265

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

	For the three-month period ended
	March 31, 2025	March 31, 2024

Allowance for credit losses at beginning of period	$(15,206)	$(9,720)
Decrease (increase) to allowance for the period	16	(1,641)
Write-off of credit losses	160	113
Allowance for credit losses at end of period	$(15,030)	$(11,248)